SCHEDULE OF RETENTION RECEIVABLES NON CURRENT (Details) - USD ($)	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Retention Receivables- Non-current
Beginning balance	$ 41,557
Additions from condition rights to consideration	405,094	41,557
Less: allowance for credit loss	(14,022)	(2,379)
Ending balance	$ 432,629	$ 39,178